Equity accounted investees (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of associates [line items]
Investments accounted for using equity method	R$ 71,884		R$ 71,884		R$ 72,090
Granito
Disclosure of associates [line items]
Proportion of ownership interest in associate			50.00%		45.00%
Investments accounted for using equity method	60,589		R$ 60,589		R$ 62,582
Share of profit (loss) of associates accounted for using equity method	R$ (4,071)	R$ (3,892)	R$ (30,597)	R$ (13,954)